Cover	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	DESEO SWIMWEAR INC.
Entity Central Index Key	0001670196
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer